Financial Instruments and Related Disclosures - Summary of Detailed Information of Interest Rate Swap Contracts Outstanding and Related Hedged Items (Detail) - Interest rate swap contract [member]
£ in Millions
12 Months Ended
Dec. 31, 2018 GBP (£)
Variable rate borrowings [member]
Disclosure of detailed information about hedged items [line items]
Change in value used for calculating hedge ineffectiveness	£ 3
Balance in cash flow hedge reserve for continuing hedges	£ (3)
Not later than 1 year [member]
Disclosure of detailed information about hedged items [line items]
Average contracted fixed rate %	0.00%
Notional principal value £m	0
Change in fair value for recognising hedge ineffectiveness £m	£ 0
Fair value assets/ (liabilities) £m	£ 0
Between 1 and 2 years [member]
Disclosure of detailed information about hedged items [line items]
Average contracted fixed rate %	0.11%
Notional principal value £m	676,000,000
Change in fair value for recognising hedge ineffectiveness £m	£ 0
Fair value assets/ (liabilities) £m	£ (1)
Later than 2 years and not later than 5 years [member]
Disclosure of detailed information about hedged items [line items]
Average contracted fixed rate %	0.16%
Notional principal value £m	591,000,000
Change in fair value for recognising hedge ineffectiveness £m	£ 0
Fair value assets/ (liabilities) £m	£ 23
Later than 5 years [member]
Disclosure of detailed information about hedged items [line items]
Average contracted fixed rate %	0.00%
Notional principal value £m	0
Change in fair value for recognising hedge ineffectiveness £m	£ 0
Fair value assets/ (liabilities) £m	£ 0